Share-based compensation plans (Equity-settled and cash-settled) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	$ 11,656	$ 8,152
Expenses (recoveries) under cash-settled plans	37,201	59,225
Performance Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under cash-settled plans	13,249	22,013
Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	6,775	3,692
Expenses (recoveries) under cash-settled plans	13,125	19,045
Employee Share Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	4,881	4,460
Deferred Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under cash-settled plans	9,221	15,447
Phantom Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under cash-settled plans	743	1,908
Phantom Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under cash-settled plans	$ 863	$ 812